UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22216

            GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Third Quarter Report — September 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was (9.1)%, compared with total returns of 0.8% and (19.6)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (“XAU”), respectively. The total return for the Fund’s publicly traded shares was (13.3)%. The Fund’s NAV per share was $10.38, while the price of the publicly traded shares closed at $9.75 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)				Since
	Quarter	1 Year	3 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	(9.08)%	1.89%	(3.73)%	(5.83)%
Investment Total Return (c)	(13.27)	(3.14)	(1.81)	(8.45)
CBOE S&P 500 Buy/Write Index	0.80	14.10	13.80	8.03	(d)
XAU	(19.58)	(13.18)	(24.03)	(21.81	)(d)
Dow Jones U.S. Basic Materials Index	(1.22)	18.76	17.92	5.50	(d)
S&P Global Agribusiness Equity Index	(2.38)	13.39	13.49	4.55
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.3%
	Agriculture — 6.5%
25,000	Archer Daniels Midland Co.	$1,277,500
60,000	Bunge Ltd.(a)	5,053,800
32,000	Monsanto Co.(a)	3,600,320
70,000	Syngenta AG, ADR	4,435,900

		14,367,520

	Energy and Energy Services — 29.3%
64,700	Anadarko Petroleum Corp.(a)	6,563,167
26,000	Apache Corp.(a)	2,440,620
53,000	Baker Hughes Inc.(a)	3,448,180
126,000	Cabot Oil & Gas Corp.(a)	4,118,940
32,500	Cameron International Corp.†	2,157,350
57,500	Carrizo Oil & Gas Inc.†	3,094,650
150,000	Cobalt International Energy Inc.†(a)	2,040,000
34,000	CVR Refining, LP	791,520
40,000	Denbury Resources Inc.	601,200
58,000	Devon Energy Corp.(a)	3,954,440
13,800	Diamondback Energy Inc.†	1,031,963
115,000	Encana Corp.	2,439,150
10,500	FMC Technologies Inc.†	570,255
348,900	Glencore plc	1,941,193
10,000	Hess Corp.	943,200
20,300	Hornbeck Offshore Services Inc.†	664,418
96,000	Kodiak Oil & Gas Corp.†	1,302,720
40,000	Laredo Petroleum Inc.†	896,400
65,500	Marathon Oil Corp.(a)	2,462,144
32,500	Marathon Petroleum Corp.	2,751,774
110,000	Nabors Industries Ltd.	2,503,600
15,000	Newfield Exploration Co.†	556,050
40,000	Oasis Petroleum Inc.†	1,672,400
80,000	Patterson-UTI Energy Inc.	2,602,400
85,000	Penn Virginia Corp.†	1,080,350
35,000	Petroleo Brasileiro SA, ADR	496,650
32,000	SM Energy Co.(a)	2,496,000
20,000	Suncor Energy Inc.	723,000
34,000	Superior Energy Services Inc.	1,117,580
17,500	Total SA, ADR	1,127,875
65,000	Tullow Oil plc	679,136
22,500	Valero Energy Corp.	1,041,075
100,000	Weatherford International plc†(a)	2,080,000
20,000	Western Refining Inc.	839,800
19,000	Whiting Petroleum Corp.†	1,473,450

		64,702,650

	Food and Beverage — 0.7%
19,000	Ingredion Inc.	1,440,010

	Machinery — 1.4%
43,000	AGCO Corp.	1,954,780
150,000	CNH Industrial NV(a)	1,189,500

		3,144,280

Shares		Market Value
	Metals and Mining — 49.8%
68,500	Agnico Eagle Mines Ltd.(a)	$1,988,555
62,000	Alamos Gold Inc.	493,520
300,000	Alderon Iron Ore Corp.†	219,653
80,000	Anglo American plc	1,794,926
293,000	AngloGold Ashanti Ltd., ADR†(a)	3,516,000
135,000	Antofagasta plc	1,577,937
130,000	ArcelorMittal(a)	1,779,700
760,000	AuRico Gold Inc.	2,652,400
862,500	B2Gold Corp.†	1,750,875
321,200	Barrick Gold Corp.(a)	4,708,792
35,000	BHP Billiton Ltd., ADR	2,060,800
370,000	Centerra Gold Inc.	1,658,467
2,458	Centrus Energy Corp.†	25,092
119,000	Detour Gold Corp.†	932,917
300,000	Duluth Metals Ltd.†	64,289
1,245,000	Eldorado Gold Corp.	8,393,009
71,900	Franco-Nevada Corp.	3,514,472
130,000	Freeport-McMoRan Inc.(a)	4,244,500
307,500	Fresnillo plc	3,788,604
440,000	Goldcorp Inc.(a)	10,133,200
1,000,000	G-Resources Group Ltd.†	25,371
456,456	Hochschild Mining plc†	1,001,192
51,400	Lundin Mining Corp.†	253,799
140,000	MAG Silver Corp.†	1,041,297
145,000	Newcrest Mining Ltd.†	1,310,075
322,500	Newmont Mining Corp.(a)	7,433,625
58,000	Peabody Energy Corp.(a)	718,040
600,000	Perseus Mining Ltd.†	175,986
217,000	Primero Mining Corp.†	1,055,985
146,000	Randgold Resources Ltd., ADR(a)	9,868,140
62,500	Rio Tinto plc, ADR(a)	3,073,750
750,000	Romarco Minerals Inc.†	488,861
150,000	Royal Gold Inc.(a)	9,741,000
1,772,727	Saracen Mineral Holdings Ltd.†	558,760
245,000	Sibanye Gold Ltd., ADR	2,077,600
150,000	Silver Wheaton Corp.	2,989,500
170,000	Tahoe Resources Inc.†	3,459,351
20,000	Teck Resources Ltd., Cl. B	377,800
547,000	Torex Gold Resources Inc.†	717,970
179,900	Vale SA, ADR(a)	1,980,699
50,000	Vedanta Resources plc	809,354
940,000	Yamana Gold Inc.(a)	5,640,000

		110,095,863

	Pharmaceuticals — 0.8%
46,000	Zoetis Inc.(a)	1,699,700

	Real Estate Investment Trusts — 0.0%
800	Weyerhaeuser Co.	25,488

	Services — 0.5%
53,500	Noble Corp. plc(a)	1,188,770

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 8.3%
40,000	Agrium Inc.(a)	$3,560,000
24,500	Air Liquide SA	2,988,349
17,000	E. I. du Pont de Nemours and Co.	1,219,920
45,000	FMC Corp.(a)	2,573,550
30,000	Intrepid Potash Inc.†(a)	463,500
1,200	Potash Corp of Saskatchewan Inc.(a)	41,472
40,000	Rockwood Holdings Inc.(a)	3,058,000
98,500	The Mosaic Co.(a)	4,374,385

		18,279,176

	TOTAL COMMON STOCKS	214,943,457

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.7%
$ 5,985,000	U.S. Treasury Bills, 0.000% to 0.045%††, 11/20/14 to 03/19/15	5,984,502

	TOTAL INVESTMENTS — 100.0% (Cost $305,701,163)	$220,927,959

	Aggregate tax cost	$310,814,788

	Gross unrealized appreciation	$1,308,784
	Gross unrealized depreciation	(91,195,613)

	Net unrealized appreciation/depreciation	$(89,886,829)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) — (2.7)%
	Call Options Written — (2.3)%
290	AGCO Corp.	Nov. 14/50	$8,700
140	AGCO Corp.	Nov. 14/57	14
685	Agnico Eagle Mines Ltd.	Nov. 14/35	27,400
200	Agrium Inc.	Oct. 14/95	2,800
100	Agrium Inc.	Jan. 15/95	12,750
100	Agrium Inc.	Jan. 15/97.50	8,500
135	Air Liquide SA(c)	Nov. 14/98	32,397
100	Air Liquide SA(c)	Dec. 14/100	38,207
620	Alamos Gold Inc.	Dec. 14/10.50	874
121	Anadarko Petroleum Corp.	Nov. 14/100	84,095
100	Anadarko Petroleum Corp.	Nov. 14/105	37,750
100	Anadarko Petroleum Corp.	Nov. 14/120	11,400
325	Anadarko Petroleum Corp.	Dec. 14/110	137,664
46	Anglo American plc(d)	Dec. 14/1600	14,728
12	Anglo American plc(d)	Mar. 15/1500	14,396
13	Anglo American plc(d)	Mar. 15/1600	9,484
1,930	AngloGold Ashanti Ltd., ADR	Oct. 14/17.50	18

Number of Contracts		Expiration Date/ Exercise Price	Market Value
1,000	AngloGold Ashanti Ltd., ADR	Jan. 15/18	$12,500
135	Antofagasta plc(d)	Dec. 14/840	21,612
130	Apache Corp.	Oct. 14/87.50	89,700
130	Apache Corp.	Oct. 14/90	48,620
430	ArcelorMittal	Oct. 14/17	1,720
440	ArcelorMittal	Dec. 14/16	5,720
430	ArcelorMittal	Jan. 15/16	8,170
250	Archer Daniels Midland Co.	Dec. 14/45	160,625
150	Ardepro Co. Ltd.	Nov. 14/50	5,625
200	Ardepro Co. Ltd.	Jan. 15/46	37,000
50	Ardepro Co. Ltd.	Jan. 15/50	4,125
1,650	AuRico Gold Inc.	Nov. 14/5.50	17
1,500	AuRico Gold Inc.	Dec. 14/5	15,000
4,450	AuRico Gold Inc.	Jan. 15/4.40	44,500
175	Baker Hughes Inc.	Oct. 14/70	5,337
175	Baker Hughes Inc.	Oct. 14/72.50	1,400
180	Baker Hughes Inc.	Dec. 14/77.50	5,281
150	Barrick Gold Corp.	Oct. 14/21	675
600	Barrick Gold Corp.	Oct. 14/23	1,200
300	Barrick Gold Corp.	Nov. 14/21	1,200
600	Barrick Gold Corp.	Dec. 14/20	2,616
662	Barrick Gold Corp.	Jan. 15/20	5,296
900	Barrick Gold Corp.	Jan. 15/21	5,850
600	Barrick Gold Corp.	Feb. 15/18	18,000
175	BHP Billiton Ltd., ADR	Nov. 14/70	1,663
175	BHP Billiton Ltd., ADR	Jan. 15/75	1,838
150	Bunge Ltd.	Oct. 14/80	64,500
100	Bunge Ltd.	Oct. 14/82.50	22,000
350	Bunge Ltd.	Dec. 14/82.50	131,313
345	Cabot Oil & Gas Corp.	Oct. 14/37.50	2,070
375	Cabot Oil & Gas Corp.	Nov. 14/37.50	6,198
345	Cabot Oil & Gas Corp.	Nov. 14/38.50	6,365
195	Cabot Oil & Gas Corp.	Jan. 15/33.75	30,225
175	Cameron International Corp.	Nov. 14/70	24,062
150	Cameron International Corp.	Nov. 14/72.50	11,250
100	Carrizo Oil & Gas Inc.	Oct. 14/57.50	6,500
100	Carrizo Oil & Gas Inc.	Dec. 14/57.50	31,800
175	Carrizo Oil & Gas Inc.	Dec. 14/75	1,080
200	Carrizo Oil & Gas Inc.	Jan. 15/65	26,500
2,250	Centerra Gold Inc.(e)	Oct. 14/7	6,027
1,000	Centerra Gold Inc.(e)	Jan. 15/6	29,019
1,500	CNH Industrial NV	Dec. 14/10	7,500
100	CVR Refining, LP	Dec. 14/27.50	1,000
100	CVR Refining, LP	Dec. 14/30	1,000
400	Denbury Resources Inc.	Nov. 14/17	4,000
1,190	Detour Gold Corp.(e)	Oct. 14/13	3,188
335	Devon Energy Corp.	Oct. 14/72.50	12,395
85	Devon Energy Corp.	Dec. 14/72.50	14,875
80	Devon Energy Corp.	Jan. 15/72.50	12,800
80	Devon Energy Corp.	Jan. 15/75	8,560
75	Diamondback Energy Inc.	Dec. 14/90	9,563

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) (Continued)
	Call Options Written (Continued)
27	Diamondback Energy Inc.	Jan. 15/85	$6,750
170	E. I. du Pont de Nemours and Co.	Oct. 14/67.50	75,140
4,500	Eldorado Gold Corp.	Oct. 14/7	67,500
1,850	Eldorado Gold Corp.	Oct. 14/8	5,550
2,100	Eldorado Gold Corp.(e)	Nov. 14/7	148,132
4,000	Eldorado Gold Corp.(e)	Jan. 15/8	175,008
600	Encana Corp.	Dec. 14/23	38,016
550	Encana Corp.	Jan. 15/22	54,450
300	FMC Corp.	Oct. 14/80	9,000
105	FMC Technologies Inc.	Oct. 14/57.50	2,362
319	Franco-Nevada Corp.	Oct. 14/45	127,600
400	Franco-Nevada Corp.	Jan. 15/50	110,000
500	Freeport-McMoRan Inc.	Nov. 14/35	12,500
500	Freeport-McMoRan Inc.	Jan. 15/35	31,000
300	Freeport-McMoRan Inc.	Jan. 15/41	2,100
161	Fresnillo plc(d)	Oct. 14/992	0
5	Fresnillo plc(d)	Dec. 14/838	1,545
23	Fresnillo plc(d)	Dec. 14/957	2,618
4	Fresnillo plc(d)	Mar. 15/838	2,472
125	Fresnillo plc(d)	Mar. 15/877	103,348
231	Glencore plc(d)	Nov. 14/330	66,770
59	Glencore plc(d)	Dec. 14/320	26,236
59	Glencore plc(d)	Dec. 14/340	13,945
725	Goldcorp Inc.	Oct. 14/28	3,625
1,500	Goldcorp Inc.	Oct. 14/29	3,000
175	Goldcorp Inc.	Oct. 14/30	350
175	Goldcorp Inc.	Oct. 14/31	350
1,325	Goldcorp Inc.	Dec. 14/30.50	17,397
500	Goldcorp Inc.	Jan. 15/29	12,500
100	Hertz Corp.	Dec. 14/100	16,200
150	Hornbeck Offshore Services Inc.	Dec. 14/41	10,875
52	Hornbeck Offshore Services Inc.	Mar. 15/42	4,810
190	Ingredion Inc.	Nov. 14/70	127,300
150	Intrepid Potash Inc.	Dec. 14/18	3,000
150	Intrepid Potash Inc.	Dec. 14/19	2,250
660	Kodiak Oil & Gas Corp.	Dec. 14/15	25,080
300	Kodiak Oil & Gas Corp.	Dec. 14/16	6,000
400	Laredo Petroleum Inc.	Dec. 14/27.50	9,904
300	Marathon Oil Corp.	Oct. 14/37	37,200
355	Marathon Oil Corp.	Nov. 14/37	59,108
175	Marathon Petroleum Corp.	Oct. 14/82.50	54,250
150	Marathon Petroleum Corp.	Jan. 15/80	113,250
60	Monsanto Co.	Oct. 14/115	6,270
100	Monsanto Co.	Oct. 14/120	2,100
60	Monsanto Co.	Nov. 14/120	3,780
100	Monsanto Co.	Dec. 14/120	10,981
500	Nabors Industries Ltd.	Dec. 14/26	22,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
600	Nabors Industries Ltd.	Jan. 15/28	$17,700
925	Newcrest Mining Ltd.(f)	Dec. 14/10.50	55,947
525	Newcrest Mining Ltd.(f)	Jan. 15/10.50	34,953
150	Newfield Exploration Co.	Dec. 14/40	19,875
462	Newmont Mining Corp.	Dec. 14/25	25,872
500	Newmont Mining Corp.	Dec. 14/26	17,500
650	Newmont Mining Corp.	Jan. 15/26	31,200
213	Newmont Mining Corp.	Jan. 15/27	7,029
1,000	Noble Corp. plc	Oct. 14/26	24,000
175	Noble Corp. plc	Oct. 14/30	4
400	Noble Corp. plc	Nov. 14/25	14,800
160	Noble Corp. plc	Nov. 14/31	117
200	Noble Corp. plc	Dec. 14/24	10,000
300	Patterson-UTI Energy Inc.	Nov. 14/37.50	9,252
250	Patterson-UTI Energy Inc.	Dec. 14/34	41,190
250	Patterson-UTI Energy Inc.	Jan. 15/35	33,750
125	Peabody Energy Corp.	Dec. 14/17	625
125	Peabody Energy Corp.	Dec. 14/20	375
425	Penn Virginia Corp.	Dec. 14/15	28,688
425	Penn Virginia Corp.	Dec. 14/19	9,563
350	Petroleo Brasiliero SA, ADR	Dec. 14/20	14,000
1,085	Primero Mining Corp.	Oct. 14/7.50	7,595
1,085	Primero Mining Corp.	Jan. 15/7.50	16,275
250	Randgold Resources Ltd., ADR	Oct. 14/85	1,250
310	Randgold Resources Ltd., ADR	Nov. 14/87	3,484
300	Randgold Resources Ltd., ADR	Dec. 14/85	6,000
150	Randgold Resources Ltd., ADR	Dec. 14/87.50	1,875
450	Rangold Resources Ltd., ADR	Mar. 15/77.50	92,250
209	Rio Tinto plc, ADR	Oct. 14/57.50	2,090
208	Rio Tinto plc, ADR	Jan. 15/57.50	11,440
208	Rio Tinto plc, ADR	Apr. 15/55	35,360
125	Rockwood Holdings Inc.	Oct. 14/74	50,568
25	Rockwood Holdings Inc.	Nov. 14/72.50	14,125
250	Rockwood Holdings Inc.	Jan. 15/85	27,500
510	Royal Gold Inc.	Oct. 14/65	86,700
100	Royal Gold Inc.	Oct. 14/70	3,400
90	Royal Gold Inc.	Nov. 14/70	12,375
350	Royal Gold Inc.	Jan. 15/65	155,750
150	Royal Gold Inc.	Jan. 15/80	10,875
300	Royal Gold Inc.	Jan. 15/85	12,750
1,200	Sibanye Gold Ltd., ADR	Nov. 14/11	2,268
1,250	Sibanye Gold Ltd., ADR	Dec. 14/8.50	62,500
500	Silver Wheaton Corp.	Nov. 14/23.50	8,610
500	Silver Wheaton Corp.	Dec. 14/24	11,500
500	Silver Wheaton Corp.	Jan. 15/24	18,000
160	SM Energy Co.	Nov. 14/80	65,440
160	SM Energy Co.	Dec. 14/80	94,579

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) (Continued)
	Call Options Written (Continued)
200	Suncor Energy Inc.	Dec. 14/38	$16,400
170	Superior Energy Services Inc.	Dec. 14/32.50	33,575
170	Superior Energy Services Inc.	Dec. 14/35	16,150
200	Syngenta AG, ADR	Oct. 14/80	5,000
200	Syngenta AG, ADR	Dec. 14/75	1,000
200	Syngenta AG, ADR	Jan. 15/70	17,000
200	Tahoe Resources Inc.(e)	Oct. 14/28	1,250
450	Tahoe Resources Inc.(e)	Oct. 14/27	3,214
530	Tahoe Resources Inc.(e)	Oct. 14/25	4,969
520	Tahoe Resources Inc.(e)	Oct. 14/26	3,714
200	Teck Resources Ltd., Cl. B	Nov. 14/24	800
200	The Mosaic Co.	Dec. 14/47.50	10,200
200	The Mosaic Co.	Dec. 14/50	3,600
200	The Mosaic Co.	Jan. 15/47.50	13,200
200	The Mosaic Co.	Jan. 15/50	5,600
185	The Mosaic Co.	Mar. 15/47.50	22,200
4,376	Torex Gold Resources Inc.(e)	Dec. 14/1.50	61,032
175	Total SA, ADR	Nov. 14/65	27,300
65	Tullow Oil plc(d)	Dec. 14/680	20,285
500	Vale SA, ADR	Oct. 14/15	1,000
799	Vale SA, ADR	Dec. 14/16	1,598
500	Vale SA, ADR	Jan. 15/14	3,500
225	Valero Energy Inc.	Dec. 14/55	9,000
800	Weatherford International Ltd.	Oct. 14/19	142,400
200	Weatherford International plc	Nov. 14/24	5,900
200	Western Refining Inc.	Dec. 14/40	75,000
8	Weyerhaeuser Co.	Oct. 14/28	3,160
100	Whiting Petroleum Corp.	Dec. 14/85	23,500
90	Whiting Petroleum Corp.	Dec. 14/90	11,475
1,500	Yamana Gold Inc.	Oct. 14/9	1,500
450	Yamana Gold Inc.	Nov. 14/8.50	873
1,000	Yamana Gold Inc.	Nov. 14/10	1,500
2,150	Yamana Gold Inc.	Dec. 14/8	36,550
3,700	Yamana Gold Inc.	Jan. 15/9	18,500
600	Yamana Gold Inc.	Jan. 15/10	2,400
230	Zoetis Inc.	Oct. 14/31	136,850
230	Zoetis Inc.	Dec. 14/33	95,450

	TOTAL CALL OPTIONS WRITTEN (Premiums received $11,182,096)		5,101,523

	Put Options Written — (0.4)%
150	Agnico Eagle Mines Ltd.	Nov. 14/35	92,250
150	Agnico Eagle Mines Ltd.	Nov. 14/37.50	121,500

Number of Contracts		Expiration Date/ Exercise Price	Market Value
150	Agnico Eagle Mines Ltd.	Jan. 15/35	$99,750
150	Agnico Eagle Mines Ltd.	Jan. 15/37.50	131,250
170	Diamondback Energy Inc.	Dec. 14/65	31,450
430	Franco-Nevada Corp.	Jan. 15/55	305,300

	TOTAL PUT OPTIONS WRITTEN (Premiums received $373,658)		781,500

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $11,555,754)		$5,883,023

	Aggregate premiums		$(11,555,754)

	Gross unrealized appreciation		$6,957,667
	Gross unrealized depreciation		(1,284,936)

	Net unrealized appreciation/depreciation		$5,672,731

(a)	Securities, or a portion thereof, with a value of $106,784,910 were deposited with the broker as collateral for options written.
(b)	At September 30, 2014, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(c)	Exercise price denoted in Euros.
(d)	Exercise price denoted in British pence.
(e)	Exercise price denoted in Canadian dollars.
(f)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	75.6%	$166,898,094
Europe	15.3	33,725,175
Latin America	4.4	9,770,745
South Africa	2.5	5,593,600
Asia/Pacific	2.2	4,940,345

Total Investments	100.0%	$220,927,959

Short Positions
North America	(2.5)%	$(5,424,081)
Europe	(0.2)	(368,042)
Asia/Pacific	(0.0)	(90,900)

Total Investments	(2.7)%	$(5,883,023)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$108,785,788	$1,310,075	$110,095,863
Other Industries (a)	104,847,594	—	104,847,594
Total Common Stocks	213,633,382	1,310,075	214,943,457
U.S. Government Obligations	—	5,984,502	5,984,502
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$213,633,382	$7,294,577	$220,927,959
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(2,010,507)	$(3,091,016)	$(5,101,523)
Put Options Written	(750,050)	(31,450)	(781,500)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(2,760,557)	$(3,122,466)	$(5,883,023)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2014 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2014, there were no short sales outstanding.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

Total long term capital loss carryforward post-effective with no expiration	$6,565,676

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Funds Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q3/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2014

* Print the name and title of each signing officer under his or her signature.